Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Xueda Education Group
Entity Central Index Key	0001499619
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	133,505,836
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 217,746	$ 211,370
Short-term Investments	7,944	21,212
Prepaid expenses and other current assets	18,645	8,398
Amounts due from related party	43	41
Deferred tax assets	3,618	1,889
Total current assets	247,996	242,910
Property and equipment, net	35,613	15,775
Deferred tax assets	1,008	659
Rental deposits	3,787	2,391
Goodwill	863	823
Other non-current assets	568	624
Total assets	289,835	263,182
Current liabilities:
Deferred revenue-current (including deferred revenue of the consolidated VIE without recourse to the Company of $61,161 and $79,095 as of December 31, 2010 and 2011, respectively)	79,095	61,161
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $10,184 and $17,482 as of December 31, 2010 and 2011, respectively)	19,753	11,815
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Company of $2,120 and $4,047 as of December 31, 2010 and 2011, respectively)	4,047	2,120
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Company of $1,473 and $1,663 as of December 31, 2010 and 2011, respectively)	1,980	2,374
Deferred income-current (including deferred income of the consolidated VIE without recourse to the Company of $nil and $nil as of December 31, 2010 and 2011, respectively)	371
Total current liabilities	105,246	77,470
Deferred revenue-noncurrent (including deferred revenue of the consolidated VIE without recourse to the Company of $25,020 and $22,309 as of December 31, 2010 and 2011, respectively)	22,309	25,020
Deferred income-noncurrent (including deferred tax liabilities of the consolidated VIE without recourse to the Company of $nil and $nil as of December 31, 2010 and 2011, respectively)	929
Total liabilities	128,484	102,490
Commitments (Note 17)
Equity
Ordinary shares (par value $0.0001 per share; 469,647,160 shares authorized; 138,328,640 and 139,679,890 shares issued; 138,328,640 and 133,505,836 shares outstanding as of December 31, 2010 and 2011, respectively)	14	14
Treasury shares, at cost	(8,846)
Additional paid-in capital	178,058	173,616
Subscription receivable		(155)
Statutory reserves	1,544	523
Accumulated deficits	(8,527)	(12,296)
Accumulated other comprehensive loss	(892)	(1,010)
Total Xueda Education Group shareholders' equity	161,351	160,692
Total liabilities and equity	$ 289,835	$ 263,182

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred revenue-current	$ 79,095	$ 61,161
Accrued expenses and other current liabilities	19,753	11,815
Income taxes payable	4,047	2,120
Other taxes payable	1,980	2,374
Deferred income-current	371
Deferred revenue-noncurrent	22,309	25,020
Deferred income-noncurrent	929
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	469,647,160	469,647,160
Ordinary shares, shares issued (in shares)	139,679,890	138,328,640
Ordinary shares, shares outstanding (in shares)	133,505,836	138,328,640
Variable Interest Entity, Primary Beneficiary
Deferred revenue-current	79,095	61,161
Accrued expenses and other current liabilities	17,482	10,184
Income taxes payable	4,047	2,120
Other taxes payable	1,663	1,473
Deferred income-current
Deferred revenue-noncurrent	22,309	25,020
Deferred income-noncurrent

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 221,738	$ 154,144	$ 77,188
Cost of revenues (including share-based compensation expenses of $nil, $3 and $6 for 2009, 2010 and 2011, respectively)	(156,222)	(103,504)	(57,326)
Gross profit	65,516	50,640	19,862
Operating expenses:
General and administrative (including share-based compensation expenses of $nil, $1,895 and $4,092 for 2009, 2010 and 2011, respectively)	(36,425)	(23,790)	(9,912)
Selling and marketing (including share-based compensation expenses of $nil, $6 and $11 for 2009, 2010 and 2011, respectively)	(25,940)	(16,179)	(10,624)
Total operating expenses	(62,365)	(39,969)	(20,536)
Government subsidies	357	26	83
Other income		76
(Loss) income from operations	3,508	10,773	(591)
Interest income	3,766	510	220
(Loss) income before income tax expenses	7,274	11,283	(371)
Income tax expenses	(2,484)	(990)	(1,237)
Net (loss) income	4,790	10,293	(1,608)
Deemed dividend on Series A1 convertible redeemable preferred shares-beneficial conversion feature			(460)
Net (loss) income attributable to Xueda Education Group ordinary shareholders	4,790	9,773	(2,585)
Net (loss) income per ordinary share:
Net (loss) income attributable to Xueda Education Group ordinary shareholders, Basic (in dollars per share)	$ 0.03	$ 0.09	$ (0.04)
Net (loss) income attributable to Xueda Education Group ordinary shareholders, Diluted (in dollars per share)	$ 0.03	$ 0.09	$ (0.04)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares)	137,745,176	80,407,581	68,865,200
Diluted (in shares)	142,268,913	82,776,366	68,865,200
Series A1
Operating expenses:
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium		(382)	(367)
Series A2
Operating expenses:
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium		$ (138)	$ (150)

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of revenues
Share-based compensation expenses	$ 6	$ 3	$ 0
General and Administrative Expense
Share-based compensation expenses	4,092	1,895	0
Selling and Marketing Expense
Share-based compensation expenses	$ 11	$ 6	$ 0

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Issuance of ordinary shares upon the completion of IPO USD ($)	Issuance of ordinary shares to Warburg Pincus USD ($)	Series A1 USD ($)	Series A2 USD ($)	Ordinary USD ($)	Ordinary Issuance of ordinary shares upon the completion of IPO USD ($)	Ordinary Issuance of ordinary shares to Warburg Pincus USD ($)	Ordinary Series A1	Ordinary Series A2	Treasury stock USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Issuance of ordinary shares upon the completion of IPO USD ($)	Additional paid-in capital Issuance of ordinary shares to Warburg Pincus USD ($)	Additional paid-in capital Series A1 USD ($)	Additional paid-in capital Series A2 USD ($)	Subscription receivable USD ($)	Subscription receivable Issuance of ordinary shares upon the completion of IPO USD ($)	Statutory reserve USD ($)	Accumulated deficits USD ($)	Accumulated deficits Series A1 USD ($)	Accumulated deficits Series A2 USD ($)	Accumulated other comprehensive loss USD ($)	Total comprehensive (loss)/income for the year USD ($)
Balance at Dec. 31, 2008	$ (19,502)					$ 7						$ 274								$ (18,961)			$ (822)
Balance (in shares) at Dec. 31, 2008						66,670,000
Increase (Decrease) in Shareholders' Equity
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium				(367)	(150)																(367)	(150)
Deemed dividend on Series A1 convertible redeemable preferred shares-beneficial conversion feature	(460)														460						(460)
Conversion of series A1 convertible redeemable preferred shares				356	156										356	156
Conversion of convertible redeemable preferred shares (in shares)									3,126,920	1,373,080
Repurchase of ordinary shares (in shares)						(1,207,200)
Provision for statutory reserve																			144	(144)
Foreign currency translation adjustments	(1)																						(1)	(1)
Net income (loss)	(1,608)																			(1,608)				(1,608)
Total comprehensive (loss)/income																								(1,609)
Balance at Dec. 31, 2009	(21,116)					7						1,246							144	(21,690)			(823)
Balance (in shares) at Dec. 31, 2009						69,962,800
Increase (Decrease) in Shareholders' Equity
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium				(382)	(138)																(382)	(138)
Provision for statutory reserve																			379	(379)
Share-based compensation	1,904											1,904
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO")	4,660					3						4,657
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO") (in shares)						30,352,840
Issuance of ordinary shares upon completion of IPO (net of issuance cost of $3,464)		132,834	32,824				3	1					132,986	32,823				(155)
Issuance of ordinary shares (in shares)							30,889,000	7,124,000
Foreign currency translation adjustments	(187)																						(187)	(187)
Net income (loss)	10,293																			10,293				10,293
Total comprehensive (loss)/income																								10,106
Balance at Dec. 31, 2010	160,692					14						173,616					(155)		523	(12,296)			(1,010)
Balance (in shares) at Dec. 31, 2010	138,328,640					138,328,640
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(8,846)										(8,846)
Repurchase of ordinary shares (in shares)						(5,210,168)
Provision for statutory reserve																			1,021	(1,021)
Share-based compensation	4,109											4,109
Nonvested shares vested (in shares)						51,250
Option exercised	333											333
Option exercised (in shares)						336,114
Payment of subscription receivable	155																155
Foreign currency translation adjustments	118																						118	118
Net income (loss)	4,790																			4,790				4,790
Total comprehensive (loss)/income																								4,908
Balance at Dec. 31, 2011	$ 161,351					$ 14					$ (8,846)	$ 178,058							$ 1,544	$ (8,527)			$ (892)
Balance (in shares) at Dec. 31, 2011	133,505,836					133,505,836

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares upon the completion of IPO
Issuance of ordinary shares, issuance costs	$ 3,464
Issuance of ordinary shares to Warburg Pincus
Issuance of ordinary shares, issuance costs	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ 4,790	$ 10,293	$ (1,608)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	8,109	3,551	1,087
Loss on disposal of property, plant and equipment	425	24	6
Share-based compensation expense	4,109	1,904
Deferred income taxes	(2,078)	(2,404)	(83)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(8,850)	(2,524)	(1,128)
Amounts due from related parties		749	(568)
Rental deposits	(1,246)	(1,051)	(158)
Other non-current assets	84	(548)	9
Deferred revenue	10,742	25,846	26,001
Accrued expenses and other current liabilities	6,234	4,432	2,138
Income tax payable	1,776	1,405	576
Other taxes payable	(497)	1,290	475
Deferred income	1,300
Net cash provided by operating activities	24,898	42,967	26,747
Cash flows from investing activities:
Purchase of short-term investments	(31,175)	(20,850)	(9,516)
Proceeds from maturity of short-term investments	45,026	742	8,886
Loan to third party	(30,542)
Proceeds from maturity of loan to third party	31,375
Purchase of property and equipment	(26,331)	(15,419)	(2,257)
Proceeds from disposal of property and equipment	12	6	6
Net cash acquired on acquisition of business with deferred consideration			129
Net cash used in investing activities	(11,635)	(35,521)	(2,752)
Cash flows from financing activities:
Repurchase of ordinary shares	(8,846)
Payment of issuance cost in connection with initial public offering ("IPO")	(733)	(2,732)
Payment received for shares subscribed during IPO	155
Proceeds from exercise of options	265
Proceeds from IPO		136,299
Proceeds from issuance of ordinary shares to Warburg Pincus		32,824
Proceeds from issuance of Series A1 convertible preferred shares			500
Payment of deferred consideration for acquisition of Taiyuan Xueda		(235)
Net cash provided by (used in) financing activities	(9,159)	166,156	500
Effect of exchange rate changes	2,272	1,332	11
Net increase in cash and cash equivalents	6,376	174,934	24,506
Cash and cash equivalents, beginning of year	211,370	36,436	11,930
Cash and cash equivalents, end of year	217,746	211,370	36,436
Supplemental disclosure of cash flow information
Income taxes paid	2,635	1,975	409
Major non-cash investing activity:
Accounts payable for property and equipment	$ 2,871	$ 1,103	$ 152

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Xueda Education Group (the “Company”) was incorporated under the laws of the Cayman Islands on April 24, 2009. The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (collectively the “Group”) are primarily engaged in providing private personalized tutoring services for primary and secondary school students in the People’s Republic of China (“PRC”).

As of December 31, 2011, details of the Company’s subsidiaries and VIE and VIE’s significant subsidiaries were as follows:

		Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd.	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd.	Jul 13, 2009	PRC	0	%*

VIE’s subsidiaries:
Beijing Xuecheng Shidai Information Technology Co., Ltd.	Oct 28, 2009	PRC	0	%*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	0	%*
Changsha Xuezhi Information Technology Co., Ltd.	Nov 3, 2009	PRC	0	%*
Chengdu Xueda Information Technology Co., Ltd.	Nov 30, 2009	PRC	0	%*
Dalian Shahekou Xueda Education & Training School(1)	Mar 5, 2010	PRC	0	%*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	0	%*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 9, 2010	PRC	0	%*
Hefei Xueda Information Technology Co., Ltd.	Oct 12, 2009	PRC	0	%*
Jinan Xueda Education& Training School(1)	Dec 17, 2009	PRC	0	%*
Nanjing Xueda Education& Training School(1)	Sep 30, 2010	PRC	0	%*
Qingdao Xueda Pre-exam Tutoring School(1)	May 18, 2009	PRC	0	%*
Shaanxi Xueda Information Technology Co., Ltd.	Oct 29, 2009	PRC	0	%*
Shanghai Jinshan District Xueda
Education School of Continuing Studies(1)	Nov 1, 2010	PRC	0	%*
Shanghai Xueda Information Technology Co., Ltd.	Oct 20, 2009	PRC	0	%*
Shenyang Xueda Education& Training School(1)	Aug 10, 2010	PRC	0	%*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	0	%*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	0	%*
Taiyuan Xueda Education& Training School(1)	Dec 8, 2008	PRC	0	%*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	0	%*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	0	%*

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 These private schools are established and controlled by Beijing Xueda Information Technology Co., Ltd. or its subsidiaries. Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”. The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

History of the Group and corporate reorganization

The Group’s history began with the commencement of operation of Xueda Education Technology (Beijing) Co., Ltd. (“Xueda Technology”), a limited liability company incorporated by a group of individuals in the PRC in September 2001 to provide private personalized tutoring services for primary and secondary school students.

In March 2008, CDH Xueda Education Limited (“CDH Xueda Education”) and Beijing Century Hui Ce Investment Consultancy Co., Ltd (“Century Hui Ce”), a company owned by three individual investors, subscribed for convertible redeemable preferred share interests in Xueda Technology, which represented 23.16% and 10.17%, respectively, of the total equity interest on an as converted basis, with cash of $2,269 and $996, respectively.

The equity interest structure of Xueda Technology had been as follows since the incorporation of Xueda Technology till CDH Xueda Education and Century Hui Ce becoming investors:

Percentage
Beneficial owners	of ownership
%

Rubin Li	33.00
Xin Jin	38.00
Jinbo Yao	22.00
Changyong Zhu	4.00
Qiang Deng	3.00

Total	100.00

Upon the investments of CDH Xueda Education and Century Hui Ce, the equity interest structure of Xueda Technology was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%

Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16

Total	100.00	100.00

On April 24, 2009, Xueda Education Group (the “Company”) was incorporated in the Cayman Islands to be the holding company of the Group. The individual ordinary shareholders subscribed for 100% of the ordinary shares of the Company issued and outstanding, and CDH Xueda Education and Century Hui Ce subscribed for convertible redeemable preferred shares, all in the same proportions as they held in Xueda Technology.

The equity structure of the Company was therefore identical with that of Xueda Technology upon the incorporation of the Company and was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%

Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16

Total	100.00	100.00

The Company subsequently incorporated two wholly owned holding subsidiaries, China Xueda Corporation Limited (“Xueda HK”) in Hong Kong, and Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”) in the PRC.

In July 2009, Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”) was established to carry on the business of Xueda Technology. In August 2009, the Company, through Xuecheng Century, entered into a series of contractual agreements with Xueda Information whereby Xueda Information became a consolidated variable interest entity (“VIE”) of the Company. (See below for a description of the VIE arrangements under which the Company, or its subsidiary, is the primary beneficiary of its consolidated VIE.) From November 2009 to June 2010, all business, assets and liabilities held by Xueda Technology were transferred to Xueda Information.

At the time of concluding the VIE arrangements, the ultimate beneficial shareholders of Xueda Information and Xueda Technology were identical with no shareholder having, before or after the reorganization, a controlling interest.

The Company has therefore accounted for this as a recapitalization with no change in the basis of the assets and liabilities of Xueda Technology and the consolidated financial statements of the Company for the period prior to its incorporation comprise those of Xueda Technology but with the share capital of the Company upon the reorganization event reflected as if it were the historical share capital for all periods presented.

The VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from holding equity interest in PRC education companies. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, Xuecheng Century, the Company’s wholly owned subsidiary in the PRC, as a foreign invested company, may be deemed to be ineligible to engage in education business in the PRC.

The Company therefore conducts substantially all of its activities through the VIE, Xueda Information, and its subsidiaries in the PRC. To provide the Company the ability to receive the majority of the expected residual returns of the VIE and its subsidiaries, Xuecheng Century entered into a series of contractual arrangements with Xueda Information in August 2009.

·                                          Agreements that transfer economic benefits to Xuecheng Century

Exclusive technology consulting and management service agreement

Pursuant to the exclusive consulting and management service agreement between Xueda Information and Xuecheng Century, Xuecheng Century has the exclusive right to provide to Xueda Information consulting services, technical support and training services, including industry and customer research, employee training, IT system maintenance and support, website and network construction and maintenance, and other services. Xuecheng Century is entitled to charge Xueda Information an annual service fee and adjust the service fee rate from time to time according to the amount of services it has provided to Xueda Information. The annual service fee amounts to substantially all of the net income of Xueda Information before the service fee. The terms of the exclusive consulting and management service agreement are 10 years and can be automatically extended for an additional 10 years at Xuecheng Century’s discretion.  In no situation will Xueda Information have the unilateral right to terminate such agreement.

Exclusive purchase right agreement on the equity interest of Xueda Information

Pursuant to the purchase option agreement, Xuecheng Century has the unconditional right to purchase from the nominee shareholders the equity interest in Xueda Information at the lowest amount of consideration permitted by the PRC law when and to the extent that applicable PRC law permits Xuecheng Century to own all or part of such equity interest in Xueda Information.  This agreement is terminated upon the lawful transfer of all equity interests in Xueda Information to Xuecheng Century.

·                                          Agreements that provide Xuecheng Century effective control over Xueda Information

Power of attorney

Pursuant to the power of attorney, the nominee shareholders of Xueda Information each executed an irrevocable power of attorney assigning Xuecheng Century or any person designated by Xuecheng Century as their attorney-in-fact to vote on their behalf on all matters of Xueda Information requiring shareholder approval under PRC laws and regulations and the articles of association of Xueda Information.

The Articles of Incorporation of Xueda Information states that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Xuecheng Century has the ability to exercise effective control over Xueda Information through shareholder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management team of Xueda Information is the same as that of Xuecheng Century. The power of attorneys will remain effective for as long as the nominee shareholders are shareholders of Xueda Information.

Pledge agreement

Pursuant to the equity pledge agreement between Xuecheng Century and the shareholders of Xueda Information, the shareholders of Xueda Information pledged all of their equity interests in Xueda Information to Xuecheng Century to guarantee Xueda Information’s performance of its obligations under the exclusive technology consulting and service agreement. If Xueda Information breaches its contractual obligations under that agreement, Xuecheng Century, as the pledge, will be entitled to certain rights, including the right to sell the pledged equity interests.  The shareholders of Xueda Information agree that, without prior written consent of Xuecheng Century, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Xuecheng Century’s interest. During the term of the equity pledge agreement, Xuecheng Century is entitled to receive all the dividends paid on the pledged equity interests. The pledge agreement has a term of 10 years, and will effective for as long as the exclusive technology consulting and management services agreement are effective.

As a result of these contractual arrangements, Xuecheng Century is the primary beneficiary of Xueda Information, which obtained the business, assets and liabilities from Xueda Technology, and accordingly, the Company has consolidated the financial results of Xueda Technology, Xueda Information and its subsidiaries in the consolidated financial statements for all the periods presented.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for variable interest entities. The amendment effectively replaces the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The new guidance is effective at the start of a reporting entity’s first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter. The Company adopted the new guidance effective from January 1, 2010. Because the Company, through its subsidiary, has (1) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIE. The Company continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, had no accounting impact.

Risks in relation to the VIE structure

The Company’s ability to control the VIE also depends on the power of attorney the Xuecheng Century has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

·                  revoke the business and operating licenses of our PRC subsidiaries or consolidated affiliated entities;

·                  restrict the rights to collect revenues from any of our PRC subsidiaries;

·                  discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or consolidated affiliated entities;

·                  require our PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;

·                  take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

·                  impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

The Group’s tutoring business has been directly operated by (and as a result all of the Group’s revenues have been generated from) the VIE and its subsidiaries. The financial information of the Company’s VIE and VIE’s subsidiaries as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011

Cash and cash equivalents	38,695	50,346
Prepaid expense and other current assets	6,834	15,489
Total current assets	68,671	77,336
Total assets	87,925	113,157
Deferred revenue	86,181	101,404
Total current liabilities	75,124	105,624
Total liabilities	100,144	127,933
Total equity	(12,219)	(14,776)

	For the year ended December 31,
	2009	2010	2011

Net revenues	77,188	155,019	223,379
Net (loss) income	(1,592)	3,550	(2,056)
Net cash provided by operating activities	26,763	35,510	17,355
Net cash used in investing activities	(2,752)	(34,374)	(7,095)
Net cash provided by financing activities	—	353	—
Effects of exchange rate changes	11	1,254	1,391

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or liquid investments that are placed with banks and other financial institutions and are unrestricted as to withdrawal or use, or have remaining maturities of three months or less.

Short-term investments

Short-term investments consist of term deposits and held-to-maturity securities. Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments include cash and cash equivalents, short-term investments, and amounts due from and due to related parties. The carrying values of cash and cash equivalents, short-term investments, and amounts due from and to related parties approximate their fair values due to their short-term maturities.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and the accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, valuation allowance for deferred tax assets, share-based compensation, and fair value of ordinary shares. Actual results could differ from those estimates.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization.  Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Building	20~40 years
Furniture, fixtures and equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life of the assets or the lease term

Goodwill

Goodwill is not amortized but is evaluated at least annually for impairment following a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

Revenues are recognized when earned and are reported net of business taxes.

The primary sources of the Group’s revenues are as follows:

(a)                                 Registration fees

The Group charges each new student a non-refundable registration fee ranging from $47.67 (RMB300) to $79.44 (RMB500) for diagnosis and designing a personalized tutoring plan for the student. The nonrefundable registration fee is amortized over the estimated average customer relationship life. The average customer relationship life is estimated based on the Group’s historical data and the estimate is subject to annual assessment or when an event or other changes indicate the estimate is no longer reasonable.

(b)                                 Tuition fees for private personalized tutoring services

Tuition revenues are collected in advance and are initially recorded as deferred revenue.  Tuition revenues are recognized proportionately as the tutoring sessions are delivered.  Deferred revenue relating to unused prepaid tutoring hours of expired contracts are recognized as revenues in the twenty-sixth month after the contract expiration date if no refund has been claimed by then. The refund period of twenty-six months was determined according to the applicable PRC laws and regulations. After such period, refund claims are not supported by the applicable PRC laws and regulations.

The Group’s PRC subsidiary, VIE and VIE’s subsidiaries are subject to business tax including business tax and other related surcharges at a rate of 3.3% or 5.5% of total revenues generated from its private personalized tutoring service. Business tax is reported as a deduction to revenues when incurred. Business tax amounted to $4,431, $8,429 and $11,723 for the years ended December 31, 2009, 2010 and 2011, respectively.

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs totaling $8,263, $10,971 and $21,471 for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Capitalization of software developed for internal use

The Group has capitalized certain costs of software developed for internal use in accordance with the accounting guidance under US GAAP in amounts of $nil, $167 and $674 for the years ended December 31, 2009, 2010 and 2011, respectively and are included in property and equipment.  These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-used software projects during the application development stage, commencing from the completion of preliminary project stage. The Group starts to amortize the capitalized development costs when the related computer software is completed and put into its intended use. The estimated useful life of software development costs is determined to be three years. The amortization expense for capitalized software amounted to $nil, $nil and $85 for the years ended December 31, 2009, 2010 and 2011, respectively.

Lease accounting

The Group evaluates each lease for classification as either a capital lease or an operating lease. If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Group records the lease as a capital lease at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If an operating lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term. The term of the Group’s leases typically ranges from one to five years and some of them are subject to renewal at fair market value.

Government Subsidies

The Company receives government subsidies from the local government authorities for encouraging local area development and technology development. Government subsidy income is recognized upon receipt as there were no specific expenses required to be incurred by the Company to obtain the subsidiaries.

Foreign currency translation

The functional and reporting currency of the Company and Xueda HK is US dollar. The functional currency of the Company’s subsidiary, VIE and VIE’s subsidiaries in the PRC is Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of shareholders’ equity and comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income and foreign currency translation adjustments.  Comprehensive income (loss) is reported as a component of the consolidated statements of shareholders’ equity and comprehensive income.

Net income (loss) per share

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group used the two-class method of computing net income (loss) per share, for ordinary and preferred shares according to participation rights in undistributed earnings. Under this method, net income applicable to holders of ordinary shares was allocated on a pro rata basis to the holders of ordinary and preferred shares to the extent that each class may share income for the period; whereas undistributed net loss was allocated to ordinary shares because preferred shares were not contractually obligated to share the loss.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of stock options is computed using treasury stock method. The dilutive effect of convertible redeemable preferred shares is computed using as-if converted method.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $145,337 and $216,342, which were denominated in RMB, at December 31, 2010 and 2011, respectively, representing 68.8% and 99.4% of the cash and cash equivalents balances as of December 31, 2010 and 2011, respectively. The Group’s short-term investments of $21,212 and $7,944 as of December 31, 2010 and 2011, respectively, were also denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and short-term investments. The Group’s cash and cash equivalents and short-term investments denominated in RMB, which represent substantially all of the Group’s cash and cash equivalents and short-term investments, are held by financial institutions located within the PRC.  Financial institutions in the PRC do not have insurance similar to that provided by the Federal Deposit Insurance Corporation in the United States of America.

RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

3.                                      RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

·                                          Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

·                                          For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is effective for interim and annual periods beginning after December 15, 2011.  Early adoption is not permitted. The guidance should be applied prospectively. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement, deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. The Company does not expect the adoption of these pronouncements will have a significant impact on financial condition or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
ACQUISITION

4.                                      ACQUISITION

In January 2009, Xueda Technology acquired Taiyuan Xueda Education Company (“Taiyuan Xueda”) with a cash consideration of $440 (RMB3 million). $205 was paid in 2009 and the remaining was paid in 2010. There was no further payment contingency. This transaction was considered an acquisition of business and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at fair value at the date of acquisition, resulting in a goodwill balance of $796. The combination of Taiyuan Xueda’s operations with the Group has strengthened the Group’s nationwide learning center network and overall position in the PRC.

The acquisition consideration of $440 was allocated as follows as of the acquisition date:

Cash	$334
Other receivable	513
Property and equity, net	9
Deferred revenue and other liabilities assumed	(1,212)
Goodwill	796
Total	$440

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	December 31,
	2010	2011

Prepaid rental expenses	3,213	5,864
Prepaid advertisement expenses	469	928
Prepayment for property and equipment	1,129	2,019
Staff advances and others	740	723
Other receivable (i)	1,712	6,323
Business tax prepaid	379	—
Short-term deposits (ii)	536	828
Interest receivable	220	806
Advanced to third party for stock repurchase (iii)	—	1,154
	8,398	18,645

(i)                                     Other receivable consists of cash that had been received from students but held by the electronic payment processors. The funds are transferred to the Group within two weeks after payments are received by electronic payment processors. The balance as of December 31, 2011was fully received by the Group in January 2012.

(ii)                                  Short-term deposits consist of deposits paid for property management, office equipment and other miscellaneous purposes relating to leased offices.

(iii)                               Advanced to third party for stock repurchase is the cash disbursed to an independent investment bank for the future repurchases of the Company’s outstanding ADSs, which is refundable at the discretion of the Company.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2010	2011

Buildings	1,530	4,782
Furniture, fixtures and equipment	6,888	15,922
Motor vehicles	1,218	1,571
Leasehold improvements	11,682	26,270
Less: accumulated depreciation and amortization	(5,543)	(12,932)
	15,775	35,613

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $1,087, $3,551 and $8,109, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

7.                                      GOODWILL

The Group has only one reporting unit which has goodwill and the changes in the carrying amount of goodwill for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Year ended December 31,
	2010	2011

Gross amount:
Beginning balance	796	823
Exchange differences	27	40
Ending balance	823	863

Accumulated impairment loss:
Beginning balance	—	—
Ending balance	—	—
Goodwill, net	823	863

The Group performs its annual goodwill impairment tests on December 31 of each year. No impairment charges were recognized for the years ended December 31, 2009, 2010 and 2011.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.                                      ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011

Accrued rental expenses	564	1,737
Accrued employee payroll and welfare benefits	8,368	13,259
Accrued advertisement expenses	182	344
Payable for property and equipment	1,103	2,871
Accrued professional service fee	961	472
Accrued other service fee (i)	284	222
Other	353	848
	11,815	19,753

(i)                                     Accrued other service fee is the service fee accrued for the electronic payment processors.

OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2011
OTHER TAXES PAYABLE
OTHER TAXES PAYABLE

9.                                      OTHER TAXES PAYABLE

Other taxes payable consisted of the following:

	December 31,
	2010	2011

Business taxes and other tax payable	1,990	1,460
Individual income taxes payable	384	520
	2,374	1,980

The Group is subject to business taxes and surcharges at a rate of 3.3% or 5.5%, which are applied to service revenues generated from tutoring program. The Group is also required to withhold PRC individual income taxes on employees’ payroll for remittance to tax authorities.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

10.                               INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Year ended December 31,
	2009	2010	2011

Current	1,320	3,455	4,562

Deferred	(83)	(2,465)	(2,078)

Total income taxes	1,237	990	2,484

The Company is a tax-exempt entity incorporated in the Cayman Islands.

Xueda HK located in Hong Kong and applies an income tax rate of 16.5% for Hong Kong onshore revenue.

Xuecheng Century, Xueda Information and its subsidiaries, which were incorporated in the PRC (“PRC subsidiaries”), are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

Xuecheng Century was certified as a “software enterprise” and was exempt from income taxes in 2010 and 2011, followed by a 12.5% of income tax rate for 2012, 2013, and 2014.

Xueda Information and its subsidiaries are subject to the statutory rate of 25% for 2010 and 2011.

The principal components of deferred income taxes were as follows:

	Year ended December 31,
	2010	2011

Current deferred tax assets
Deferred income-current	—	111
Accrued expenses	1,975	3,669
Less: Valuation allowance	(86)	(162)

Net current deferred tax assets	1,889	3,618

Non-current deferred tax assets
Deferred income-noncurrent	—	279
Net operating loss carry forwards	1,030	2,692
Less: valuation allowance	(371)	(1,963)

Net non-current deferred tax assets	659	1,008

The net operating loss carry forwards for Xueda Information and its subsidiaries was $10,768 as of December 31, 2011 and will expire on various dates through 2016. The valuation allowances as of December 31, 2010 and 2011 were primarily related to net operating losses generated by certain subsidiaries of Xueda Information. The related deferred tax assets were not considered realizable in future years because the business held by these subsidiaries were transferred to private schools and they are not expected to generate taxable PRC statutory income.

The tax basis of the investment of Xuecheng Century in Xueda Information has been greater than the carrying value of this investment. Under US GAAP, a deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Year ended December 31,
	2009	2010	2011

Expected income tax expense at PRC EIT statutory rate of 25%	(98)	2,821	1,819
Effect of preferential tax rate and tax holiday	(60)	(2,608)	(760)
Effect on tax rates in different tax jurisdiction	(4)	(122)	121
Tax effect of income that is not taxable	—	—	(1,173)
Tax effect of expenses that are not deductible in determining taxable profit	525	161	809
Changes in valuation allowance	874	738	1,668

Total income tax expense	1,237	990	2,484

Expenses not deductible for tax purposes include entertainment expenses, welfare and education expenses that are not deductible in computation net income before income taxes.

If the tax holidays granted to Xuecheng Century and Xueda Technology were not available, income tax provision and earnings per share amounts would be as follows:

	Years ended December 31,
	2009	2010	2011

Increase in income tax expense	60	2,608	760
Reduction in net income per share-basic	0.00	0.03	0.01
Reduction in net income per share-diluted	0.00	0.03	0.01

In accordance with relevant PRC tax administration law, tax years from 2006 to 2011 of the Group’s PRC entities remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China.  In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by the resident in Hong Kong, the withholding tax would be 5%, but that is subject to the interpretation of Circular No. 601 issued by the State Administration of Taxation, under which our Hong Kong subsidiary might not be considered to be the beneficial owner of any such dividends and in that case the withholding tax rate would be 10%.

Aggregate undistributed earnings of the Company’s subsidiary located in the PRC that is available for distribution to the Company of approximately $12,009 at December 31, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2011
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

11.                               GOVERNMENT SUBSIDIES

In 2009, 2010 and 2011, certain Xueda Information’s subsidiaries received $83, $26 and $202 of government subsidies for the years ended December 31, 2009, 2010 and 2011, respectively, from a district authority in Shanghai to encourage its business development in that district. In 2011, Xueda Information received $155 of government subsidies from Zhongguancun management committee as a reward for the successful IPO on NYSE in 2010. There is no limitation on the use of the subsidies and the receipt of such subsidies does not subject the Group to any additional governmental regulations or future obligations. Government subsidy income is recognized upon receipt.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

12.                               ORDINARY SHARES

Upon incorporation of the Company in April 2009, the individual ordinary shareholders of Xueda Technology subscribed for 66,670,000 ordinary shares of the Company, which represented the identical equity interests held by them in Xueda Technology. The Company’s share capital was reflected in the calculation of weighted average number of shares as if those shares had been in issuance for all periods presented.

As a result of the performance adjustment determined in April 2009 (see Note 15), CDH Xueda Education and Century Hui Ce converted 3,126,920 Series A1 convertible redeemable preferred shares and 1,373,080 Series A2 convertible redeemable preferred shares, respectively, into an aggregate of 4,500,000 ordinary shares of the Company, which were then transferred to the individual ordinary shareholders in proportion to their equity interests in the Company.

In May 2009, as approved by the board of directors and shareholders of the Company, the 1,207,200 shares owned by Yao Jinbo, an individual ordinary shareholder, were repurchased with $nil consideration. The repurchased shares were cancelled immediately in May 2009.

Upon the completion of the Company’s IPO in November 2010, 19,006,500 American Depositary Shares (representing 38,013,000 Ordinary Shares) were issued. At the same time, 21,555,920 Series A1 Preferred Shares and 8,796,920 Series A2 convertible redeemable preferred Shares were automatically converted into 30,352,840 ordinary shares.

As of December 31, 2011, the Company transferred 1,300,000 ordinary shares to its depositary bank for future exercise of share options. Out of these 1,300,000, 336,114 shares had been issued to the employees upon exercise of their share options. 963,886 shares remain available for future issuances, which were not considered as outstanding shares as of December 31, 2011, and were excluded from the computation of earnings per share.

In September 2011, the board of directors approved a shares repurchase program to repurchase up to $30,000 of its outstanding ADSs (“ADSs” refers to the Company’s American depositary shares, each of which represents two ordinary shares). The Company engaged an independent investment bank to act as broker-dealer in connection with such repurchases. As of December 31, 2011, 2.6 million ADSs, representing 5,210,168 ordinary shares, were repurchased from existing shareholders at an average price of $3.40 per ADS. The repurchased shares were accounted for as treasury stock and recorded at an aggregate cost of $8,846.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

13.                               NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated:

	For the years December 31,
	2009	2010	2011

Net (loss) income-basic (numerator):
Net (loss) income allocated to Xueda Education Group shareholders	(2,585)	9,773	4,790
Net (loss) income allocated to Series A1 preferred shareholders	—	1,678	—
Net (loss) income allocated to Series A2 preferred shareholders	—	685	—

Net (loss) income allocated ordinary shareholders	(2,585)	7,410	4,790

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net (loss) income per share-basic	68,865,200	80,407,581	137,745,176
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	—	2,368,785	4,523,737

Weighted average ordinary shares outstanding used in computing diluted net (loss) income per share-diluted	68,865,200	82,776,366	142,268,913

Net (loss) income per ordinary share-basic	(0.04)	0.09	0.03
Net (loss) income per ordinary share-diluted	(0.04)	0.09	0.03

The ordinary shares and convertible redeemable preferred shares subscribed prior to August 2009 were not issued until August 2009. The calculation of the weighted average number of shares for the purpose of basic net loss per share has reflected the effect of the issuance of shares as if the corresponding number of shares were issued in relevant periods.

The Group determined that its convertible redeemable preferred shares were participating securities as the preferred shares participated in undistributed earnings on an as-if-converted basis.  The holders of the preferred shares were entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group used the two-class method of computing net income per share for ordinary and preferred shares according to participation rights in undistributed earnings. However, undistributed net loss was only allocated to ordinary shareholders because holders of preferred shares were not contractually obligated to share losses.

The Group had the Series A1 and A2 convertible redeemable preferred shares outstanding which could potentially dilute basic net income per share. For the period ended December 31, 2009, 21,555,920 of Series A1 and 8,796,920 Series A2 shares were excluded from the computation of diluted net loss per share because its effect would be anti-dilutive.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.                               SHARE-BASED COMPENSATION

On November 13, 2009, the Company adopted a Stock Incentive Plan, which allows the Company to grant its employees, directors and consultants awards including option, stock appreciation right, dividend equivalent right, restricted stock and other right or benefit. The maximum aggregate number of shares which may be issued pursuant to all awards is 11,146,151 shares. The term of an incentive stock option shall be no more than ten years from the date of grant thereof. However, in the case of an incentive stock option granted to a grantee who, at the time the option is granted, owns stock representing more than ten percent of the voting power of all classes of stock of the Company or any parent or subsidiary of the Company, the term of the incentive stock option shall be five years from the date of grant thereof or such shorter term as may be provided in the award agreement.

In December 2010, the Company revised the Stock Incentive plan. According to Amended and Restated 2009 Equity Incentive Plan, the share limit shall initially be 11,146,151 and shall automatically increase on January 1 of each calendar year during the term of this plan, commencing with January 1, 2011, by an amount equal to the lesser of (i) 1% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such number of shares as may be established by the Board of Directors or the Compensation Committee. Moreover, the option price per share shall be determined by the Compensation Committee, but shall not be less than, (i) with respect to Options granted to individuals subject to taxation in the United States, 100% of the fair market value of a share, and (ii) with respect to all other Options, 85% of the fair market value of a share, in each case, on the date an option is granted. The share limit was increased by 1,383,286 automatically and 234,972 shares were available for future grant as of December 31, 2011.

Stock options

On March 16, 2010, the Company granted a total of 10,320,097 share options to employees at an exercise price of $0.99 per share. 25% of the share options granted vest on each of the first four anniversaries of the grant date.

On September 20, 2010, 3,343,845 share options with an exercise price of $0.99 per share granted to an officer of the Company on March 16, 2010 were replaced with the same number of share options with an exercise price of $1.89 per share; all other terms of the share options remain the same. This modification did not result in incremental share-based compensation expense as the fair value of the modified award measured immediately after the modification was less than the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses of $3,612 relating to the original award as of the modification date are recognized over the remaining vesting period.

A summary of the share option activities is as follows:

	Outstanding options
		Weighted	Weighted
		average	average
	Number of	exercise	grant-date
	options	price	fair value

Options outstanding at January 1, 2010	—	$—	$—
Granted	13,663,942	$1.21	$1.24
Cancelled	(3,343,845)	$0.99	$1.24
Forfeited	(11,035)	$0.99	$1.24
Options outstanding at December 31, 2010	10,309,062	$1.28	$1.24
Granted	—	$—	$—
Exercised	(336,114)	$0.99	$1.24
Forfeited	(422,296)	$0.99	$1.24
Options outstanding at December 31, 2011	9,550,652	$1.31	$1.24

The total intrinsic value of options exercised during the year ended December 31, 2010 and 2011 were $nil and $1,080, respectively. The total fair value of shares vested during the year ended December 31, 2010 and 2011 were $nil and $3,191, respectively.

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2011:

	Number	Weighted	Weighted	Weighted
	of	average remaining	average	average
	shares	contractual life	exercise price	intrinsic value
		years	$	$

Option outstanding	9,550,652	8.21	1.31	0.49
Option Exercisable	2,191,017	8.21	1.33	0.47

The Company recorded share-based compensation expenses of $nil, $1,904 and $3,242 for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31 2011, there was $4,107 of share-based compensation related to nonvested stock options that is expected to be recognized over a weighted average period of 2.2 years.

To the extent the actual forfeiture rate is different from the Company’s original estimated, share-based compensation related to these awards may require to be adjusted.

The fair value of each option granted on March 16, 2010 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Expected volatility	54.1%
Risk-free interest rate	4.36%
Expected dividend yield	0%
Exercise price	$ 0.99 per share
Fair value of the underlying ordinary shares	$ 1.89 per share
Exercise multiple	1.5 times

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the contractual term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield of China international government bonds denominated in U.S. dollars with a maturity period similar to the contractual term of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Company’s Board of Directors.

(5)                                 Fair value of underlying ordinary shares

Prior to the completion of the IPO, when estimating the fair value of the ordinary shares on the grant dates, management considered a number of factors, including the result of a third party appraisal. After the completion of the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

(6)                                 Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

Nonvested shares

On February 25, 2011, the Company granted 290,000 nonvested shares to employees, or which 25% will vest on November 24 of each year from 2011 to 2014 respectively.

On May 27, 2011, the Company granted 489,000 nonvested shares to employees, of which 25% will vest on 1st April of each year from 2012 to 2015.

On June 30, 2011, the Company granted 1,195,368 nonvested shares to employees, of which 25% will vest on 30th June of each year from 2012 to 2015.

For the nonvested shares granted in 2011, the fair market value of the grant date was used to determine the cost of the nonvested shares.

A summary of the nonvested shares activity is as follows:

	Number of	Weighted average
	Nonvested	grant-date
	shares outstanding	fair value
Nonvested shares outstanding at January 1, 2011	—	—
Granted	1,974,368	4.24
Forfeited	(435,700)	4.47
Vested	(51,250)	4.84

Nonvested shares outstanding at December 31, 2011	1,487,418	4.15

The total fair value of shares vested during the year ended December 31, 2011 was $248. The total intrinsic value of nonvested shares outstanding as of December 31, 2011 was $2,596. The Company recorded share-based compensation expenses of $nil and $867 for the years ended December 31, 2010 and 2011, respectively. As of December 31, 2011, there was $4,849 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 3.4 years.

To the extent the actual forfeiture rate is different from the Company’s original estimated, share-based compensation related to these awards may require to be adjusted.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

15.                               CONVERTIBLE REDEEMABLE PREFERRED SHARES

On March 26, 2008, CDH Xueda Education and Century Hui Ce, which was owned by three individual investors, subscribed for convertible redeemable preferred share interests in Xueda Technology, which represented 23.16% and 10.17%, respectively, of the total equity interest on an as converted basis, with cash of $2,269 and $996, respectively.

On April 24, 2009, the Company was established as the holding company of the Group. The convertible redeemable preferred share interests held by CDH Xueda Education and Century Hui Ce in Xueda Technology were exchanged for the identical number of convertible redeemable preferred shares of the Company. After the performance adjustment (see below for performance adjustment term), 20,033,080 Series A1 convertible redeemable preferred shares were held by CDH Xueda Limited, the beneficial owner of CDH Xueda Education; 3,518,770, 2,262,570, and 3,015,580 Series A2 convertible redeemable preferred shares were held by the three individual beneficial owners of Century Hui Ce, respectively.

In addition, on August 28, 2009, CDH Xueda Limited contributed cash of $500 into the Company in return for 1,522,840 Series A1 convertible redeemable preferred shares.

On November 5, 2010, the Company succeeded in its IPO, 21,555,920 Series A1 Preferred Shares and 8,796,920 Series A2 convertible redeemable preferred Shares were automatically converted into 30,352,840 ordinary shares.

The significant terms of the Series A1 and Series A2 convertible redeemable preferred shares (collectively, “Series A preferred shares”) during the period when they were outstanding are summarized as follows.

Dividends

No dividend could be paid on ordinary shares at a rate greater than the rate at which dividends were paid on Series A preferred shares. Series A preferred shares were participating securities.

Liquidation preference

In the event of any liquidation event, the holders of the Series A convertible redeemable preferred shares would be entitled to receive in preference to the holders of the ordinary shares an amount equal to the Series A convertible redeemable preferred shares issuance price plus all accrued or declared but unpaid dividends. After full preference amount had been paid on all the Series A convertible redeemable preferred shares, any remaining funds or assets of the Group legally available for distribution to shareholders should be distributed pro rata among the holders of the Series A convertible redeemable preferred shares (on an as-converted basis) together with the holders of the ordinary shares.

Voting rights

Each Series A convertible redeemable preferred share carried a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares. The Series A convertible redeemable preferred shares generally voted together with the ordinary shares and not as a separate class.

Conversion rights

Each holder of the Series A convertible redeemable preferred shares could convert the preferred shares into ordinary shares at any time. The initial conversion ratio was on a one for one basis, subject to certain anti-dilution adjustments and adjustments for future issuance of shares (including those deemed to be issued, such as issue any options or convertible securities) at a price lower than the preferred shares conversion price in effect as of then.

Automatic conversion

The Series A convertible redeemable preferred shares were automatically converted into ordinary shares upon a qualified public offering, which means a firm commitment underwritten initial public offering and listing on an internationally recognized stock exchange by the Group of its ordinary shares representing at least 15% ordinary shares (on a fully diluted basis immediately prior to such initial public officering) at a price per share implying the valuation of the Group immediately prior to such offering of at least $100,000.

The convertible redeemable preferred share interests in Xueda Technology purchased by CDH Xueda Education and Century Hui Ce on March 26, 2008 did not result in beneficial conversion feature as the effective conversion price exceeded the fair value of ordinary shares of Xueda Technology on March 26, 2008.

The effective conversion price of series A1 convertible redeemable preferred shares subscribed by CDH Xueda Limited on August 28, 2009 were $0.33 per share, which was lower than the fair value of ordinary shares of the Company on August 28, 2009, and resulted in a beneficial conversion feature of $460. The beneficial conversion feature was recorded as a credit to additional paid-in capital.

Performance adjustment

If the revenues of 2007 and 2008, and net profit of 2009 met certain targets, CDH Xueda Education and Century Hui Ce should transfer certain percentage equity interest to the individual ordinary shareholders in proportion to their equity interests in the Company. The Group’s performance met the targets for 2007 and 2008 as determined in April 2009, and accordingly a total of 4.5% equity interest in the Company held by CDH Xueda Education and Century Hui Ce was transferred to the individual ordinary shareholders, which resulted in 3,126,920 Series A1 convertible redeemable preferred shares held by CDH Xueda Education and 1,373,080 Series A2 convertible redeemable preferred shares held by Century Hui Ce being converted to ordinary shares and transferred to the individual ordinary shareholders.

Redemption

If (i) the Company failed to consummate a qualified IPO on or before December 31, 2011, or (ii) the Company satisfied all the prerequisites for a qualified IPO, and CDH had approved a proposal to initiate such a qualified IPO, but such proposal was rejected by the other directors, or (iii) there was a material breach by the Company or the Individual ordinary shareholders, if so requested by the holders of at least 50% of the Series A convertible redeemable preferred shares, the Company should redeem all of the outstanding Series A preferred shares. The redemption price should be at compound interest rate of 15% based on original contribution, plus all declared but unpaid dividends thereon up to the date of redemption.

The Group accrued the 15% premium over the redemption period as deemed dividends with debits to accumulated deficit of $517, $520 and $nil for the years ended December 31, 2009, 2010, 2011, respectively.

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

16.                               MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total provisions for such employee benefits were $4,570, $10,035 and $18,435 for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

17.                               COMMITMENTS

The Group leases offices under non-cancelable operating leases agreements. Rent expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $10,979, $17,412, and $28,927, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31,
2012	28,781
2013	22,458
2014	16,961
2015	13,388
2016 and thereafter	15,439
97,027

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.                               RELATED PARTY TRANSACTIONS

Details of related party balances as of December 31, 2010 and 2011 and transactions for years ended December 31, 2009, 2010 and 2011 are as follows:

(1)                                 Amounts due from related party

	Amounts due from
	related party
	December 31,
	2010	2011
Amounts due from Shanghai Chuanxue Net Technology Co., Ltd (“Shanghai Chuanxue”) (i)	41	43
	41	43

(i)                                     Shanghai Chuanxue is a company majority owned by a director of the Company, who is also the chief executive officer and a beneficial owner of the Company’s ordinary shares. The balance as of December 31, 2010 and 2011 was unsecured, interest free and repayable on demand.

(2)                                 Transactions with related party

	Years ended December 31,
	2009	2010	2011
Advertising services provided by Beijing 58 City Information and Technology Co., Ltd. (“58 City”) (ii)	42	565	493
	42	565	493

(ii)                                  58 City is wholly owned by Yao Jinbo, a beneficial owner and individual ordinary shareholders of the Group. 58 City provided advertisement services to the Group.  There was no un-settled balance as of December 31, 2009, 2010 and 2011.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
STATUTORY RESERVES

19.                               STATUTORY RESERVES

Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and variable interest entities in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve, (ii) enterprise expansion reserve, and (iii) a staff bonus and welfare reserve.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end; the other reserve appropriations are at the Company’s discretion.  These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends.

In private school, that requires reasonable return, the PRC laws and regulations require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC.

The Company’s PRC entities made appropriations to the general reserve and development fund of $144, $379 and $1,021 for the years ended December 31, 2009, 2010 and 2011, respectively.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

20.                               RESTRICTED NET ASSETS

Under the PRC laws and regulations, distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, and the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC entities. The total of restricted net assets was $29,299 as of December 31, 2011.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

21.                               SEGMENT INFORMATION

The Group is mainly engaged in private personalized tutoring services in the PRC. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews results of operations by geographic location (i.e. city rather than learning centers), each location constituting a subsidiary of Xueda Information, when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group has determined that each location represents an operating segment. However, under the aggregation criteria set forth in the US GAAP with respect to segment reporting, the Group operates in only one reportable segment as all of its operating segments have similar economic characteristics and provide the same tutoring services.

The Group’s net revenues for the years ended December 31, 2009, 2010 and 2011 were all generated from the services provided in the PRC. The Group’s long-lived assets as of December 31, 2010 and 2011 were all located in the PRC.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.                               SUBSEQUENT EVENTS

(1)                                 Repurchase of ADSs

During the period from January 1, 2012 to April 23, 2012, 1.0 million ADSs, representing 1,982,356 ordinary shares, were repurchased from existing shareholders at a weighted average price of $3.78 per ADS. The repurchased ADSs were recorded as treasury stock at the cost of repurchase and related commission totaling $3,750.

(2)                                 Modification of share options granted to Mr. Jun Wang and Mr. Hai Yang

In January of 2012, the board of directors approved the resignation of Mr. Jun Wang (former President and director) and Mr. Hai Yang (former Chief Technology Officer) and made the following modification to their stock based awards.

417,979 options issued to Mr. Wang to purchase the Company’s ordinary shares, which would have been forfeited on February 1, 2012, the effective date of Mr. Wang’s resignation, became vested and exercisable on March 15, 2012. In addition, Mr. Wang is permitted to exercise his vested options through September 30, 2012, rather than June 15, 2012 as stated in the original agreement.

Mr. Yang, whose employment with the Company was terminated on March 30, 2012, is permitted to exercise his vested options through December 31, 2012, rather than June 30, 2012, as stated in the original agreement.

The above changes will be accounted for as modifications to their stock based awards. The Group is in the process of determining the related incremental cost, which will be recognized in the period of modification.

(3)                                 Strategic Investment

In March 2012, Xueda Information entered into a share transfer framework agreement with the shareholders of Beijing Weland International Education and Technology Corp., or Weland, a company incorporated in the PRC that provides services to students in the PRC for short-term overseas studies, including hosting the Model United Nations Conference, the largest Model United Nations conference in Asia. Xueda Information is expected to acquire 60% of the equity interest in Weland for a consideration of RMB18.9 million ($2,994). Pursuant to this framework agreement, Xueda Information paid a deposit of RMB3.9 million ($611) to the shareholders of Weland on April 5, 2012.